Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Series Fund, Inc.
Entity Central Index Key	0000319108
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000010830
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Portfolio
Trading Symbol	LGCCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
AssetsNet	$ 234,943,175
Holdings Count | Holding	291
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
36.4%
Industrials...
11.6
Financials...
11.4
Consumer Discretionary...
9.9
Communication Services...
9.7
Health Care...
9.3
Energy...
3.3
Consumer Staples...
3.2
Materials...
1.8
Utilities...
1.4
Real Estate...
1.0
Short-Term Securities...
2.4
Liabilities in Excess of Other Assets...
(1.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010829
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Portfolio
Trading Symbol	BLCPS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Balanced Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Balanced Portfolio	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[2]
AssetsNet	$ 489,871,071
Holdings Count | Holding	2,121
InvestmentCompanyPortfolioTurnover	74.00%
Holdings [Text Block]

Portfolio composition

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
55.3%
Corporate Bonds...
19.2
U.S. Government Sponsored Agency Securities...
13.2
U.S. Treasury Obligations...
10.2
Non-Agency Mortgage-Backed Securities...
1.2
Asset-Backed Securities...
0.4
Foreign Government Obligations...
0.3
Preferred Securities...
0.2
Rights...
0.0Footnote Reference(b)
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.

C000010833
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Trading Symbol	FDGRS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$25	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[3]
AssetsNet	$ 278,341,588
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
52.3%
Industrials...
15.0
Communication Services...
11.6
Consumer Discretionary...
8.3
Real Estate...
4.1
Health Care...
3.2
Energy...
2.5
Materials...
1.8
Consumer Staples...
0.9
Short-Term Securities...
0.1
Other Assets Less Liabilities...
0.2
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010832
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Portfolio
Trading Symbol	GLALS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$30	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[4]
AssetsNet	$ 167,818,438
Holdings Count | Holding	2,035
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$167,818,438
Number of Portfolio Holdings...
2,035
Portfolio Turnover Rate...
80%

Holdings [Text Block]

Geographic allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.0%	-%	67.0%
United Kingdom...
	4.5	-	4.5
Germany...
	2.8	-	2.8
Ireland...
	2.6	-	2.6
France...
	2.3	-	2.3
Japan...
	2.3	-	2.3
Taiwan...
	2.2	-	2.2
Netherlands...
	2.0	-	2.0
Italy...
	1.9	-	1.9
Canada...
	1.6	-	1.6
OtherFootnote Reference(b)...
	10.8	-	10.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000010836
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market Portfolio
Trading Symbol	MNRSV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[5]
AssetsNet	$ 106,562,261
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$106,562,261
Number of Portfolio Holdings...
153
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.27%
   7-Day Yield...
3.27%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
36.4%
U.S. Government Sponsored Agency Obligations...
31.9
U.S. Treasury Obligations...
31.7
Other Assets Less Liabilities...
0.0Footnote Reference(a)
Footnote	Description
Footnote(a)	Rounds to less than 0.1%.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.